Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes	The components of income tax expense are as follows, whereby Income tax expense Netherlands represents the total tax expense on taxable income generated by our entities in the Netherlands and Income tax expense Foreign represents the total tax expense on taxable income generated by our non-Dutch group entities. Hereby Total income tax expense Netherlands includes withholding tax expense withheld at source on income paid by non-Dutch entities to the Netherlands.

Year ended December 31 (€, in millions)	2022	2023	2024
Netherlands	5,881.0	8,453.5	7,927.0
Foreign	575.1	630.0	1,115.4
Income before income taxes	6,456.1	9,083.5	9,042.4

Income tax (expense) / benefit current	(818.4)	(1,211.7)	(1,424.1)
Income tax (expense) / benefit deferred	(44.4)	(58.4)	67.5
Income tax (expense) / benefit Netherlands	(862.8)	(1,270.1)	(1,356.6)

Income tax (expense) / benefit current	(678.3)	(441.3)	(322.7)
Income tax (expense) / benefit deferred	571.2	275.6	(1.3)
Income tax (expense) / benefit Foreign	(107.1)	(165.7)	(324.0)

Total income tax (expense) / benefit current	(1,496.7)	(1,653.0)	(1,746.8)
Total income tax (expense) / benefit deferred	526.8	217.2	66.2
Total income tax (expense) / benefit	(969.9)	(1,435.8)	(1,680.6)
Current and deferred tax (expense) / benefit can be further broken down into:

Year ended December 31 (€, in millions)	2022	2023	2024
Current year tax (expense) / benefit	(1,440.9)	(1,766.1)	(1,535.6)
Prior year tax (expense) / benefit	(55.8)	113.1	(211.2)
Total current tax (expense) / benefit	(1,496.7)	(1,653.0)	(1,746.8)

Year ended December 31 (€, in millions)	2022	2023	2024
Changes to recognition of operating losses and tax credits	(41.2)	3.0	(24.9)
Prior year tax (expense) / benefit	79.2	(85.2)	93.1
Tax rate changes	(1.1)	13.5	—
Origination and reversal of temporary differences, operating losses and tax credits	489.9	285.9	(2.0)
Total deferred tax (expense) / benefit	526.8	217.2	66.2
Above current year tax expense includes estimated global minimum tax expense of €2.5 million that can be broken out as follows:

Year ended December 31 (€, in millions)[3]	2024
Top-up tax expense based on local QDMTT[1]	(0.3)
Top-up tax expense based on IIR[2]	(2.2)
Global minimum tax (expense) / benefit	(2.5)
1.QDMTT = qualifying domestic top-up tax.
2.IIR = Income Inclusion Rule.
3.Global Minimum Tax rules have only first become applicable as of 2024. As such, no reference for 2022 and 2023 has been included.

Reconciliation Between (Provision for) Benefit from Income Taxes	The reconciliation of the income tax expense from the Dutch statutory rate to the effective income tax rate is as follows:

Year ended December 31 (€, in millions)	2022%[1]		2023%[1]		2024%[1]
Income before income taxes	6,456.1	100.0%	9,083.5	100.0%	9,042.4	100.0%
Income tax expense based on ASML’s domestic rate	(1,665.7)	25.8%	(2,343.5)	25.8%	(2,332.9)	25.8%
Effects of tax rates in foreign jurisdictions	13.0	(0.2)%	14.7	(0.2)%	26.6	(0.3)%
Adjustments in respect of tax-exempt income	—	—%	1.4	—%	0.9	—%
Adjustments in respect of tax incentives	741.2	(11.5)%	941.9	(10.4)%	824.6	(9.1)%
Adjustments in respect of prior years’ current taxes	(55.8)	0.9%	113.1	(1.2)%	(211.2)	2.3%
Adjustments in respect of prior years’ deferred taxes	79.2	(1.2)%	(85.2)	0.9%	93.1	(1.0)%
Movements in the liability for unrecognized tax benefits	(9.9)	0.2%	(55.0)	0.6%	(66.8)	0.7%
Global Minimum Tax	—	—%	—	—%	(2.5)	—%
Change in valuation allowance	(41.2)	0.6%	3.0	—%	(24.9)	0.3%
Equity method investments	(38.3)	0.6%	(42.6)	0.5%	(41.6)	0.5%
Effect of change in tax rates	(1.1)	—%	13.5	(0.1)%	—	—%
Other (credits) and non-tax deductible items	8.7	(0.1)%	2.9	—%	54.1	(0.6)%
Income tax expense	(969.9)	15.0%	(1,435.8)	15.8%	(1,680.6)	18.6%
1.As a percentage of income before income taxes.
Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets	The liability for unrecognized tax benefits and related accrued interest and penalties and total deferred tax position recorded on the Consolidated balance sheets is as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Liability for unrecognized tax benefits	(215.5)	(249.7)	(253.1)
Deferred tax assets	1,672.8	1,872.3	1,940.7
Deferred tax liabilities	(51.5)	(122.6)	(46.1)
Deferred and other tax assets (liabilities)	1,405.8	1,500.0	1,641.5

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits	A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits (excluding interest and penalties) is as follows:

Year ended December 31 (€, in millions)	2022	2023	2024
Balance as at January 1	(144.3)	(160.0)	(193.6)
Gross increases – tax positions in prior period	(11.7)	(44.1)	(39.7)
Gross decreases – tax positions in prior period	2.0	12.6	11.0
Gross increases – tax positions in current period	(23.1)	(27.7)	(64.9)
Settlements	6.8	2.2	69.9
Lapse of statute of limitations	13.2	17.9	6.1
Effect of changes in exchange rates	(2.9)	5.5	(2.8)
Total liability for unrecognized tax benefits	(160.0)	(193.6)	(214.0)
Balance of accrued interest and penalties	(55.5)	(56.1)	(39.1)
Total liabilities for unrecognized tax benefits including interest and penalties	(215.5)	(249.7)	(253.1)

Summary of Income Tax Examinations	The years for which tax returns are still open for examination for respective jurisdictions are as follows:

Country	Years
Netherlands	2021 – 2024
US	2018 – 2024
Taiwan	2019 – 2024
South Korea	2019 – 2024
China	2014 – 2024

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets	The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated balance sheets is:

Deferred taxes (€, in millions)	January 1, 2024	Credits and other	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2024
Deferred tax assets:
Capitalized R&D costs	514.1	—	(66.5)	—	34.1	481.7
Goodwill	65.0		14.8		—	79.8
R&D and other tax credit carry forwards	217.8	(9.7)	45.4	—	13.1	266.6
Inventories	61.4	—	31.6	—	2.5	95.5
Contract liabilities	959.8	—	39.9	—	46.3	1,046.0
Accrued and other liabilities	139.5	—	(6.6)	—	2.5	135.4
Operating loss carry forwards	3.9	—	(2.8)	—	—	1.1
Property, plant and equipment	29.2	—	(16.2)	—	(1.6)	11.4
Lease liabilities	28.7	—	(5.0)	—	1.7	25.4
Other intangible assets	119.3	—	(12.3)	—	—	107.0
Share-based payments	16.8	—	6.9	—	6.3	30.0
Other temporary differences	22.5	—	4.9	3.7	(6.7)	24.4
Total deferred tax assets, gross	2,178.0	(9.7)	34.1	3.7	98.2	2,304.3
Valuation allowance[1]	(206.7)	—	(24.9)	—	(11.0)	(242.6)
Total deferred tax assets, net	1,971.3	(9.7)	9.2	3.7	87.2	2,061.7
Deferred tax liabilities:
Other intangible assets	(52.0)	—	9.4	—	(3.4)	(46.0)
Goodwill	(38.5)	—	(7.2)	—	—	(45.7)
Inventories	(3.8)		3.7		0.1	—
Right-of-use assets	(28.7)	—	5.0	—	(1.7)	(25.4)
Property, plant and equipment	(13.6)	—	(22.7)	—	0.2	(36.1)
Accrued and other liabilities	(0.5)		0.2		—	(0.3)
Contract liabilities	(80.0)	—	80.0	—	—	—
Long-term debt	(1.6)	—	0.3	—	—	(1.3)
Other temporary differences	(2.9)	—	(11.7)		2.3	(12.3)
Total deferred tax liabilities	(221.6)	—	57.0	—	(2.5)	(167.1)
Net deferred tax assets (liabilities)	1,749.7	(9.7)	66.2	3.7	84.7	1,894.6
Classified as:
Deferred tax assets – non-current	1,872.3					1,940.7
Deferred tax liabilities – non-current	(122.6)					(46.1)
Net deferred tax assets (liabilities)	1,749.7					1,894.6
1.The valuation allowance disclosed above relates to R&D and other tax credit carry forwards and operating loss carry forwards that may not be realized.

Deferred taxes (€, in millions)	January 1, 2023	Credits and other	Consolidated Statements of Operations	Effect of changes in exchange rates	December 31, 2023
Deferred tax assets:
Capitalized R&D costs	592.1	—	(54.5)	(23.5)	514.1
Goodwill	—	—	65.0	—	65.0
R&D and other tax credit carry forwards	213.4	(28.1)	39.5	(7.0)	217.8
Inventories	45.2	—	17.6	(1.4)	61.4
Contract liabilities	820.8	—	174.4	(35.4)	959.8
Accrued and other liabilities[1]	113.9	—	30.5	(4.9)	139.5
Operating loss carry forwards	4.5	—	0.2	(0.8)	3.9
Property, plant and equipment	18.9	—	10.7	(0.4)	29.2
Lease liabilities	27.4	—	2.3	(1.0)	28.7
Other intangible assets	124.8	—	(5.5)	—	119.3
Share-based payments	11.4	—	5.9	(0.5)	16.8
Other temporary differences	23.3	—	(6.6)	5.8	22.5
Total deferred tax assets, gross	1,995.7	(28.1)	279.5	(69.1)	2,178.0
Valuation allowance[2]	(215.4)	—	3.0	5.7	(206.7)
Total deferred tax assets, net	1,780.3	(28.1)	282.5	(63.4)	1,971.3
Deferred tax liabilities:
Other intangible assets	(65.4)	—	10.9	2.5	(52.0)
Goodwill	(28.8)	—	(9.7)	—	(38.5)
Inventories	—	—	(4.1)	0.3	(3.8)
Right-of-use assets	(27.4)	—	(2.3)	1.0	(28.7)
Property, plant and equipment	(9.8)	—	(5.1)	1.3	(13.6)
Accrued and other liabilities	—	—	(0.5)	—	(0.5)
Contract liabilities	(16.3)	—	(64.2)	0.5	(80.0)
Long-term debt	(1.5)	—	(0.1)	—	(1.6)
Other temporary differences	(9.8)	—	9.8	(2.9)	(2.9)
Total deferred tax liabilities	(159.0)	—	(65.3)	2.7	(221.6)
Net deferred tax assets (liabilities)	1,621.3	(28.1)	217.2	(60.7)	1,749.7
Classified as:
Deferred tax assets – non-current	1,672.8				1,872.3
Deferred tax liabilities – non-current	(51.5)				(122.6)
Net deferred tax assets (liabilities)	1,621.3				1,749.7
1.For presentation purposes the standard warranty reserve under the deferred tax assets has been classified as part of the ‘Accrued and other liabilities’ as of 2023.
2.The valuation allowance disclosed above relates to R&D and other tax credit carry forwards and operating loss carry forwards that may not be realized.